Share-based Payments Arrangement - IISI's Outstanding Stock Options (Detail) - IISI Plan [Member]	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at end of the year	530.00
Number of options, Options exercisable at end of the year	530.00	530.00
Weighted-average exercise price, Options outstanding at end of the year	$ 14.00
Weighted-average exercise price, Options exercisable at end of the year | (per share)	$ 14.00	$ 14
Granted in August 2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	0
Options outstanding upon the date of business combination	1,022.96
Number of options, Options exercised	(432.50)
Number of options, Options forfeited	(590.46)
Number of options, Options outstanding at end of the year	0
Number of options, Options exercisable at end of the year	0	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 0
Options outstanding upon the date of business combination	14.00
Weighted average exercise price, Options exercised	14.00
Weighted-average exercise price, Options forfeited	0
Weighted-average exercise price, Options outstanding at end of the year	0
Weighted-average exercise price, Options exercisable at end of the year	$ 0
Granted in January 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	0
Options outstanding upon the date of business combination	580.00
Number of options, Options exercised	(50.00)
Number of options, Options forfeited	0
Number of options, Options outstanding at end of the year	530.00
Number of options, Options exercisable at end of the year	530.00	530.00
Weighted-average exercise price, Options outstanding at beginning of the year	$ 0
Options outstanding upon the date of business combination	14.00
Weighted average exercise price, Options exercised	14.00
Weighted-average exercise price, Options forfeited	0
Weighted-average exercise price, Options outstanding at end of the year	14.00
Weighted-average exercise price, Options exercisable at end of the year	$ 14.00